Finance Income and Expenses - Summary Of Financial Assets At Date Of Initial Application Of IFRS 9 (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Income from negative adjustment of IFRS 9 impairment reserve on financial assets measured through FVTOCI	€ 30
In accordance with IFRS 9 [member]
Disclosure of financial assets [line items]
Income from negative adjustment of IFRS 9 impairment reserve on financial assets measured through FVTOCI	2
Expenses from positive adjustment of IFRS 9 impairment reserve on financial assets measured through FVTOCI	(12)
Reversal of IFRS 9 impairment reserve on financial assets measured through FVTOCI	4
Impairment losses on financial assets other than investments	€ 0	€ 0	€ 0